Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Lease liabilities [abstract]
Non-current	$ 69,713	$ 3,385
Current	12,920	1,852
Total	82,633	5,237
Operating Leases [Abstract]
Minimum Operating Lease Payments	12,707	9,658
Hydroelectrical installations (including power lines and concessions)
Lease liabilities [abstract]
Non-current	68,088
Current	12,551
Total	80,639
Other finance leases
Lease liabilities [abstract]
Non-current	1,625	3,385
Current	369	1,852
Total	1,994	5,237
Spanish Energy Business Discontinued Operations
Lease liabilities [abstract]
Non-current		70,876
Current		10,507
Spanish Energy Business Discontinued Operations | Hydroelectrical installations (including power lines and concessions)
Lease liabilities [abstract]
Non-current		70,876
Current		10,507
Not later than one year
Operating Leases [Abstract]
Minimum Operating Lease Payments	2,361	1,788
Later than one year and not later than two years
Lease liabilities [abstract]
Non-current	13,640
Later than one year and not later than two years | Hydroelectrical installations (including power lines and concessions)
Lease liabilities [abstract]
Non-current	13,173
Later than one year and not later than two years | Other finance leases
Lease liabilities [abstract]
Non-current	467
Between one and five years
Operating Leases [Abstract]
Minimum Operating Lease Payments	6,557	5,555
Later than two years and not later than three years
Lease liabilities [abstract]
Non-current	14,270
Later than two years and not later than three years | Hydroelectrical installations (including power lines and concessions)
Lease liabilities [abstract]
Non-current	13,824
Later than two years and not later than three years | Other finance leases
Lease liabilities [abstract]
Non-current	446
Later than three years and not later than four years
Lease liabilities [abstract]
Non-current	14,977
Later than three years and not later than four years | Hydroelectrical installations (including power lines and concessions)
Lease liabilities [abstract]
Non-current	14,506
Later than three years and not later than four years | Other finance leases
Lease liabilities [abstract]
Non-current	471
Later than four years and not later than five years
Lease liabilities [abstract]
Non-current	26,826
Later than four years and not later than five years | Hydroelectrical installations (including power lines and concessions)
Lease liabilities [abstract]
Non-current	26,585
Later than four years and not later than five years | Other finance leases
Lease liabilities [abstract]
Non-current	241
Later than five years [member]
Operating Leases [Abstract]
Minimum Operating Lease Payments	$ 3,789	$ 2,315